CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from continuing operations
Net loss from continuing operations	$ (9,577)	$ (20,922)	$ (1,851)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	17,559	18,672	19,524
Impairment of goodwill and other intangible assets		31,879	17,846
Gain from the sale of investment accounted for at cost			(3,034)
Stock-based compensation of options and RSUs related to employees and non- employees	2,268	1,934	1,498
Accrued severance pay, net	(38)	88	(285)
Accrued interest and exchange rate differences on restricted cash and deposits, net	307	(209)	500
Exchange rate differences on long-term loans	157	90	(112)
Capital loss from disposal of property and equipment	48	43	234
Deferred income taxes	(2,733)	(3,656)	(192)
Increase in trade receivables, net	(4,228)	(11,735)	(2,264)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	10,740	(3,293)	(4,893)
Decrease (increase) in inventories	(6,502)	2,025	(5,244)
Increase (decrease) in trade payables	(1,225)	(727)	7,455
Increase (decrease) in accrued expenses	(4,703)	250	1,762
Increase (decrease) in advances from customers held by trustees, net	(4,448)	2,897	547
Increase (decrease) in other accounts payable and other long-term liabilities	18,772	2,621	(6,768)
Net cash provided by operating activities	16,397	19,957	24,723
Cash flows used in investing activities:
Purchase of property and equipment	(4,063)	(3,965)	(6,284)
Proceeds from sale of investment accounted for at cost			3,034
Investment in restricted cash (including long-term)	(25,961)	(903)	(18,180)
Proceeds from restricted cash (including long-term)	2,975	3,355	17,391
Proceeds from working capital adjustment to subsidiary purchase price			1,465
Investment in restricted cash held by trustees	(17,587)	(35,442)	(11,737)
Proceeds from restricted cash held by trustees	13,744	35,447	10,660
Purchase of intangible assets	(16)	(89)	(38)
Net cash used in investing activities	(30,908)	(1,597)	(3,689)
Cash flows used in financing activities:
Exercise of stock options and issuance of restricted share units	581	254	27
Payment of obligation related to the purchase of intangible asset	(500)
Repayment of convertible subordinated notes		(14,322)	(835)
Short-term bank credit, net	(3,518)	546	842
Proceeds from long-term loans		10,000
Repayment of long-term loans	(12,950)	(6,452)	(1,225)
Net cash used in financing activities	(16,387)	(9,974)	(1,191)
Cash flows from discontinued operations
Net cash provided by (used in) operating activities	(5,996)	1,614	(16,126)
Net cash provided by (used in) investing activities	15,791	999	(4,276)
Net cash provided by financing activities	12,884
Net cash provided by (used in) discontinued operations	22,679	2,613	(20,402)
Effect of exchange rate changes on cash and cash equivalents	(325)	(262)	(448)
Increase (decrease) in cash and cash equivalents	(8,544)	10,737	(1,007)
Cash and cash equivalents at the beginning of the year	66,968	56,231	57,238
Cash and cash equivalents at the end of the year	58,424	66,968	56,231
Cash paid during the year for continuing operations:
Interest	2,154	4,135	2,306
Income taxes	730	602	484
Non-cash transactions:
Conversion of long-term convertible subordinated notes		52	9
Classification from inventories to property and equipment	3,778	2,050	1,997
Classification from property and equipment to inventories	691	858	110
Purchase of intangible assets		$ 1,505